Convertible Notes (Details) - USD ($)					1 Months Ended	12 Months Ended
	May 30, 2025	Sep. 24, 2024	Feb. 12, 2024	May 13, 2022	Dec. 20, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jan. 06, 2023
Convertible Notes [Line Items]
Ordinary shares, issued							5,263,835	14,042,911	739,453
Warrant exercisable price (in Dollars per share)						$ 2
Ordinary Shares, par value (in Dollars per share)						$ 0.05
Fair value (in Dollars)								$ 3,520,000	$ 200,000
Original principal amount (in Dollars)										$ 20,000,000
Convertible notes (in Dollars)
Amortization of issuance cost (in Dollars)							1,353,661	$ 1,376,458
Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Principal amount (in Dollars)					$ 5,275,000
Original issue discount (in Dollars)					250,000
Other transaction costs (in Dollars)					$ 25,000
Outstanding balance of the convertible note percentage						8.00%
Ordinary shares price equal percentage						85.00%
Warrant exercisable term						5 years
Equity component (in Dollars)						$ 1,092,460
Warrants value (in Dollars)						212,105
Fair value (in Dollars)							$ 1,680,679
Convertible notes (in Dollars)						$ 910,205
Liability component fair value percentage						33.10%
Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Outstanding balance of the convertible note percentage						8.00%
Ordinary shares price equal percentage						85.00%
Ordinary shares, issued							3,019,710
Reverse stock split		121,667	121,667
Equity component (in Dollars)						$ 683,393
Warrants value (in Dollars)						$ 133,372
Debt issuance costs description.						The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2022 based on their relative values. Issuance costs attributable to the liability component were $438,856 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $120,611 and netted with the equity component in stockholders’ equity of $683,393 and warrant value of $133,372.
Fair value (in Dollars)			$ 3,775,000
Original principal amount (in Dollars)				$ 3,170,000
Original issue discount (in Dollars)				150,000
Convertible notes (in Dollars)						$ 562,782
Amortization of issuance cost (in Dollars)
Liability component fair value percentage						34.51%
September 23, 2022 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split								6,970	7
April 13, 2023 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split								6,970	7
September 25, 2023 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split							32,379	6,970	7
February 14, 2024 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split							32,379	6,970	7
September 24, 2024 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split							32,379	6,970	7
Ordinary shares [Member]
Convertible Notes [Line Items]
Reverse stock split	2,000,000
Ordinary shares [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Ordinary Shares, par value (in Dollars per share)						$ 0.0001
Ordinary shares [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Ordinary Shares, par value (in Dollars per share)						$ 0.0001
Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Debt issuance costs description.						Debt issuance costs related to the original Convertible Note 2021 comprised of commissions paid to third party placement agent, lawyers, and warrants value of $880,025. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2021 based on their relative values. Issuance costs attributable to the liability component were $697,771 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $182,255 and netted with the equity component in stockholders’ equity of $1,092,460 and warrant value of $212,105.
Convertible Debt [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Other transaction costs (in Dollars)				$ 20,000
Trigger Event [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Convertible note trigger percentage						22.00%
Trigger Event [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Interest rate						22.00%
Joseph Stone Capital, LLC [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Gross proceeds offering						6.50%
Ordinary shares, issued						157,934
Joseph Stone Capital, LLC [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Gross proceeds offering						6.50%
Ordinary shares, issued						386,585
Warrant exercisable term						5 years
Warrants exercisable price (in Dollars per share)						$ 0.49
Joseph Stone Capital, LLC [Member] | September 23, 2022 [Member]
Convertible Notes [Line Items]
Reverse stock split						2
Joseph Stone Capital, LLC [Member] | September 23, 2022 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split (in Dollars)						$ 200,000
Joseph Stone Capital, LLC [Member] | September 23, 2022 [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Reverse stock split						49,000
Joseph Stone Capital, LLC [Member] | April 13, 2023 [Member]
Convertible Notes [Line Items]
Reverse stock split						2
Joseph Stone Capital, LLC [Member] | April 13, 2023 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split (in Dollars)						$ 200,000
Joseph Stone Capital, LLC [Member] | April 13, 2023 [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Reverse stock split						49,000
Joseph Stone Capital, LLC [Member] | September 25, 2023 [Member]
Convertible Notes [Line Items]
Reverse stock split						2
Joseph Stone Capital, LLC [Member] | September 25, 2023 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split (in Dollars)						$ 200,000
Joseph Stone Capital, LLC [Member] | September 25, 2023 [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Reverse stock split						49,000
Joseph Stone Capital, LLC [Member] | February 14, 2024 [Member]
Convertible Notes [Line Items]
Reverse stock split						2
Joseph Stone Capital, LLC [Member] | February 14, 2024 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split (in Dollars)						$ 200,000
Joseph Stone Capital, LLC [Member] | February 14, 2024 [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Reverse stock split						49,000
Joseph Stone Capital, LLC [Member] | September 24, 2024 [Member]
Convertible Notes [Line Items]
Reverse stock split						2
Joseph Stone Capital, LLC [Member] | September 24, 2024 [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Reverse stock split (in Dollars)						$ 200,000
Joseph Stone Capital, LLC [Member] | September 24, 2024 [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Reverse stock split						49,000
Third Party Placement Agent [Member]
Convertible Notes [Line Items]
Warrants value (in Dollars)						$ 559,467
Maximum [Member] | Trigger Event [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Convertible note trigger percentage						12.00%
Maximum [Member] | Trigger Event [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Outstanding balance trigger percentage						12.00%
Minimum [Member] | Trigger Event [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Convertible note trigger percentage						5.00%
Minimum [Member] | Trigger Event [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Outstanding balance trigger percentage						5.00%
Warrant [Member] | Convertible Note 2021 [Member]
Convertible Notes [Line Items]
Equity component (in Dollars)						$ 1,304,565
Warrant [Member] | Convertible Note 2022 [Member]
Convertible Notes [Line Items]
Equity component (in Dollars)						$ 816,765
Note Warrant [Member] | Joseph Stone Capital, LLC [Member] | September 23, 2022 [Member]
Convertible Notes [Line Items]
Reverse stock split						4
Note Warrant [Member] | Joseph Stone Capital, LLC [Member] | April 13, 2023 [Member]
Convertible Notes [Line Items]
Reverse stock split						4
Note Warrant [Member] | Joseph Stone Capital, LLC [Member] | September 25, 2023 [Member]
Convertible Notes [Line Items]
Reverse stock split						4
Note Warrant [Member] | Joseph Stone Capital, LLC [Member] | February 14, 2024 [Member]
Convertible Notes [Line Items]
Reverse stock split						4
Note Warrant [Member] | Joseph Stone Capital, LLC [Member] | September 24, 2024 [Member]
Convertible Notes [Line Items]
Reverse stock split						4